REVERSE STOCK SPLIT (Details) - $ / shares	Jul. 02, 2015	Mar. 12, 2015	Nov. 09, 2012	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
REVERSE STOCK SPLIT (Details) [Line Items]
Stockholders' Equity, Reverse Stock Split	Effective June 26, 2015 at the state level and July 2, 2015 in the market, the Company filed an amendment to its Articles of Incorporation and effected a 50-for-1 reverse stock split of its issued and outstanding shares of common stock, $0.0001 par value
Common Stock, Par or Stated Value Per Share (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Conversion of Stock, Shares Issued			74,669
Subsequent Event [Member]
REVERSE STOCK SPLIT (Details) [Line Items]
Stockholders' Equity, Reverse Stock Split	Effective in the market on July 2, 2015, the Company filed an amendment to its Articles of Incorporation and effected a 50-for-1 reverse stock split of its issued and outstanding shares of common stock, $0.0001 par value
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.0001
Conversion of Stock, Shares Converted	250,666,631
Conversion of Stock, Shares Issued	5,013,366	47,646